Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	PARTS iD, Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	On January 29, 2021, the registrant filed a Registration Statement on Form S-1 (Registration No. 333-252567) (the “Original Registration Statement”), which was subsequently declared effective by the U.S. Securities and Exchange Commission (the “SEC”) on February 10, 2021. This Post-Effective Amendment No. 1 is being filed to update the Original Registration Statement to include information contained in the registrant’s Annual Report on Form 10-K for the year ended December 31, 2020, Quarterly Report on Form 10-Q for the quarter ended June 30, 2021, and to update certain other information in the Original Registration Statement.
Entity Central Index Key	0001698113
Entity Filer Category	Accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	DE